Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement, Noncash Expense [Abstract]
Schedule of restricted stock units and restricted stocks activity
The following table presents movements in the outstanding restricted stock units and restricted stock under the AerCap Equity Plans during the year ended December 31, 2021:

	Year Ended December 31, 2021
	Number of service-based restricted stock units and restricted stock	Number of performance-based restricted stock units and restricted stock	Weighted average grant date fair value of service-based grants ($)	Weighted average grant date fair value of performance-based grants ($)
Number at beginning of period	2,108,403	2,254,212	$43.81	$49.11
Granted (a) (b)	1,949,786	3,265,427	53.57	52.67
Vested (c)	(908,588)	(509,847)	50.94	51.85
Forfeited	(8,722)	—	45.67	—
Number at end of period	3,140,879	5,009,792	$47.80	$51.15

(a)Includes 3,832,382 shares of restricted stock granted under the AerCap Equity Plans, of which 3,506,094 shares of restricted stock were issued, with the remaining 326,288 ordinary shares being withheld and applied to pay the taxes involved. As part of the 326,288 ordinary shares withheld to pay for taxes, 169,673 ordinary shares were treated as granted and subsequently vested on the grant date under specific Irish tax legislation. As a result, we recognized an expense of $9.7 million on the grant dates associated with these ordinary shares.
(b)Includes 625,000 restricted stock units that have a market and service-vesting condition with an aggregate fair value of $26.5 million at the grant date of these restricted stock units (weighted average fair value of $42.33 per share). 312,500 of these restricted stock units will vest if the executives remain in continuous employment until April 30, 2026, and the AER share price reaches an average of at least $75 based on the average of the closing prices of the shares on the New York Stock Exchange over any period of 30 consecutive calendar days during the period beginning on November 1, 2021 and ending on the vesting Date. 312,500 of these restricted stock units will vest if the executives remain in continuous employment until April 30, 2026, and the AER share price reaches an average of at least $90 based on the average of the closing prices of the shares on the New York Stock Exchange over any period of 30 consecutive calendar days during the period beginning on November 1, 2021 and ending on the vesting date.
(c)984,972 restricted stock units, which were previously granted under the AerCap Equity Plans, vested. In connection with the vesting of the restricted stock units, the Company issued, in full satisfaction of its obligations, 609,557 ordinary shares to the holders of these restricted stock units, with the remainder being withheld and applied to pay the taxes in respect of those awards. Restrictions on 263,790 shares of restricted stock (235,629 shares of restricted stock net of withholding for taxes) lapsed during the period. In addition, 169,673 ordinary shares were treated as granted and subsequently vested on the grant dates, as described in (a) above.
Schedule of expected share-based compensation expense assuming established performance criteria
The following table presents our expected share-based compensation expense based on existing grants, assuming that the established performance criteria are met and that no forfeitures occur:

Expected share-based compensation expense
(U.S. Dollars in millions)
2022	$90.8
2023	69.9
2024	57.5
2025	30.0
2026	5.9